Intangible Assets (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Land use rights, Useful Life	50 years		50 years
Land use rights, Expiry date	Mar. 15, 2057		Mar. 15, 2057
Amortization of land use rights	$ 20,440	$ 19,914	$ 80,769	$ 79,332
Amortization expense of intangible assets, First year	81,760		87,500
Amortization expense of intangible assets, Second year	81,760		87,500
Amortization expense of intangible assets, Third year	81,760		87,500
Amortization expense of intangible assets, Fourth year	81,760		87,500
Amortization expense of intangible assets, Fifth year	81,760		87,500
Amortization expense of intangible assets, thereafter	$ 81,760		$ 87,500